Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership's Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets, Carrying amount
Cash and cash equivalents, Carrying amount	$ 36.3	$ 54.5	$ 38.7	$ 8.6
Restricted cash, Carrying amount	2.2	8.0
Current forward currency exchange contracts, Carrying amount	7.7
Non-current forward currency exchange contracts, Carrying amount	15.2
Financial assets, Fair value
Cash and cash equivalents, Fair value	36.3	54.5	38.7	8.6
Restricted cash, Fair value	5.8
Current forward currency exchange contracts, Fair value	7.7
Non-current forward currency exchange contracts, Fair value	15.2
Financial liabilities, Carrying amount
Current interest rate swap contracts, Carrying amount	5.6	3.6
Non-current interest rate swap contracts, Carrying amount	8.4	3.5
Current instalments of long-term debt, Carrying amount		25.1
Financial liabilities, Fair value
Current interest rate swap contracts, Fair value	5.6	3.6
Non-current interest rate swap contracts, Fair value	8.4	3.5
Current instalments of long-term debt, Fair Value		25.1
Forward Currency Exchange Contracts [Member]
Financial assets, Carrying amount
Current forward currency exchange contracts, Carrying amount	7.7
Non-current forward currency exchange contracts, Carrying amount	15.2
Financial assets, Fair value
Current forward currency exchange contracts, Fair value	7.7
Non-current forward currency exchange contracts, Fair value	15.2
Interest Rate Swap Contracts [Member]
Financial liabilities, Carrying amount
Current interest rate swap contracts, Carrying amount	5.6
Non-current interest rate swap contracts, Carrying amount	8.4
Financial liabilities, Fair value
Current interest rate swap contracts, Fair value	5.6
Non-current interest rate swap contracts, Fair value	8.4
Fair Value [Member]
Financial assets, Carrying amount
Cash and cash equivalents, Carrying amount	36.3	54.5
Financial assets, Fair value
Cash and cash equivalents, Fair value	36.3	54.5
Restricted cash, Fair value	2.2	8.0
Financial liabilities, Carrying amount
Current instalments of long-term debt, Carrying amount		25.1
Financial liabilities, Fair value
Current instalments of long-term debt, Fair Value		25.1
Fair Value [Member] | Non Affiliated Entity [Member]
Financial liabilities, Carrying amount
Long-term debt, Carrying amount	573.7	175.6
Financial liabilities, Fair value
Long-term debt, Fair value	573.7	175.6
Fair Value [Member] | Affiliates [Member]
Financial liabilities, Carrying amount
Long-term debt, Carrying amount	56.1	611.8
Financial liabilities, Fair value
Long-term debt, Fair value	56.1	611.8
Fair Value [Member] | Forward Currency Exchange Contracts [Member]
Financial assets, Carrying amount
Current forward currency exchange contracts, Carrying amount	7.7
Non-current forward currency exchange contracts, Carrying amount	15.2
Financial assets, Fair value
Current forward currency exchange contracts, Fair value	7.7
Non-current forward currency exchange contracts, Fair value	15.2
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial liabilities, Carrying amount
Current interest rate swap contracts, Carrying amount	5.6
Non-current interest rate swap contracts, Carrying amount	8.4	7.1
Financial liabilities, Fair value
Current interest rate swap contracts, Fair value	5.6
Non-current interest rate swap contracts, Fair value	8.4	7.1
Carrying Value [Member]
Financial assets, Carrying amount
Cash and cash equivalents, Carrying amount	36.3	54.5
Restricted cash, Carrying amount	2.2	8.0
Financial assets, Fair value
Cash and cash equivalents, Fair value	36.3	54.5
Financial liabilities, Carrying amount
Current instalments of long-term debt, Carrying amount		25.1
Financial liabilities, Fair value
Current instalments of long-term debt, Fair Value		25.1
Carrying Value [Member] | Non Affiliated Entity [Member]
Financial liabilities, Carrying amount
Long-term debt, Carrying amount	573.7	175.6
Financial liabilities, Fair value
Long-term debt, Fair value	573.7	175.6
Carrying Value [Member] | Affiliates [Member]
Financial liabilities, Carrying amount
Long-term debt, Carrying amount	56.1	611.8
Financial liabilities, Fair value
Long-term debt, Fair value	56.1	611.8
Carrying Value [Member] | Forward Currency Exchange Contracts [Member]
Financial assets, Carrying amount
Current forward currency exchange contracts, Carrying amount	7.7
Non-current forward currency exchange contracts, Carrying amount	15.2
Financial assets, Fair value
Current forward currency exchange contracts, Fair value	7.7
Non-current forward currency exchange contracts, Fair value	15.2
Carrying Value [Member] | Interest Rate Swap Contracts [Member]
Financial liabilities, Carrying amount
Current interest rate swap contracts, Carrying amount	5.6	3.6
Non-current interest rate swap contracts, Carrying amount	8.4	7.1
Financial liabilities, Fair value
Current interest rate swap contracts, Fair value	5.6	3.6
Non-current interest rate swap contracts, Fair value	$ 8.4	$ 7.1